PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of detailed information about property, plant and equipment, including right-of -use assets

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total
30 June 2026
Cost		3,559.7	3,222.9	2,890.0	22.4	5,629.2	15,324.2
Balance at the beginning of the year		3,317.7	3,130.1	2,858.8	21.6	2,161.7	11,489.9
Additions – property, plant and equipment owned[2]		251.4	100.6	27.8	0.8	3,356.3	3,736.9
Additions - right of use assets		1.0	1.1	—	—	—	2.1
Lease derecognitions		(10.6)	—	—	—	—	(10.6)
Disposals and scrapping		(3.0)	(6.0)	—	—	—	(9.0)
Change in estimate of environmental rehabilitation provision with a related asset	10	113.0	(1.5)	3.4	—	—	114.9
Transfers between classes of property, plant and equipment		(109.8)	(1.4)	—	—	111.2	—

Accumulated depreciation and impairment		(1,549.5)	(1,621.8)	(224.8)	(9.7)	—	(3,405.8)
Balance at the beginning of the year		(1,382.6)	(1,453.7)	(101.7)	(9.7)	—	(2,947.7)
Depreciation	5.1	(180.3)	(173.8)	(123.1)	—	—	(477.2)
Lease derecognitions		10.6	—	—	—	—	10.6
Disposals and scrapping		2.8	5.7	—	—	—	8.5

Carrying value at end of the year		2,010.2	1,601.1	2,665.2	12.7	5,629.2	11,918.4

Comprising:
Property, plant and equipment owned		2,007.1	1,588.8	2,665.2	12.7	5,629.2	11,903.0
Right of use assets		3.1	12.3	—	—	—	15.4
Carrying value at end of the year		2,010.2	1,601.1	2,665.2	12.7	5,629.2	11,918.4

9	PROPERTY, PLANT AND EQUIPMENT continued
	Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total
	30 June 2025
	Cost		3,317.7	3,130.1	2,858.8	21.6	2,161.7	11,489.9
	Balance at the beginning of the year		3,106.6	2,944.0	—	19.2	3,219.6	9,289.4
	Additions – property, plant and equipment owned[2]		177.2	175.5	90.1	3.0	1,754.2	2,200.0
	Additions - right of use assets		0.3	2.5	—	—	—	2.8
	Lease derecognitions		(1.2)	—	—	—	—	(1.2)
	Disposals and scrapping		(1.5)	(5.1)	—	(1.9)	—	(8.5)
	Change in estimate of environmental rehabilitation provision with a related asset	10	5.6	1.8	—	—	—	7.4
	Transfers between classes of property, plant and equipment		30.7	11.4	2,768.7	1.3	(2,812.1)	—

	Accumulated depreciation and impairment		(1,382.6)	(1,453.7)	(101.7)	(9.7)	—	(2,947.7)
	Balance at the beginning of the year		(1,206.6)	(1,278.2)	—	(9.7)	—	(2,494.5)
	Depreciation	5.1	(178.7)	(178.8)	(101.7)	—	—	(459.2)
	Lease derecognitions		1.2	—	—	—	—	1.2
	Disposals and scrapping		1.5	3.3	—	—	—	4.8

	Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2

	Comprising:
	Property, plant and equipment owned		1,931.1	1,660.4	2,757.1	11.9	2,161.7	8,522.2
	Right of use assets		4.0	16.0	—	—	—	20.0
	Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2